Operating expenses (Tables)	6 Months Ended
Jun. 30, 2019
Operating expense
Operating expenses
Schedule of operating expenses

	Half-year to	Half-year to
	30 June	30 June
	2019	2018
	£m	£m
Administrative expenses:
Staff costs	2,043	2,405
Premises and equipment	221	357
Other expenses	1,015	1,006
	3,279	3,768
Depreciation and amortisation	1,272	1,183
Total operating expenses, excluding regulatory provisions	4,551	4,951
Regulatory provisions (note 13):
Payment protection insurance provision	—	546
Other regulatory provisions	118	232
	118	778
Total operating expenses	4,669	5,729